Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Janus Henderson Small/Mid Cap Growth Alpha ETF

Supplement dated February 13, 2024

to Currently Effective Prospectuses

Effective May 1, 2024, Zoey Zhu will join Benjamin Wang as a Co-Portfolio Manager of Janus Henderson Small Cap Growth Alpha ETF and Janus Henderson Small/Mid Cap Growth ETF (each a “Fund”, together the “Funds”).

Accordingly, effective May 1, 2024, the prospectuses for the Funds are amended as follows:

1.	Under “Management” in the Fund Summary section of each Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Benjamin Wang is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Zoey Zhu is Co-Portfolio Manager of the Fund, which she has co-managed since May 2024.

2.	Under “Investment Personnel” in the Management of the Fund section of the Funds’ prospectuses, the following paragraph replaces the first paragraph in its entirety:

Co-Portfolio Managers Benjamin Wang and Zoey Zhu jointly share responsibility for the day-to-day management of the Funds, with no limitation on the authority of one co-portfolio manager in relation to the other.

3.	Under “Investment Personnel” in the Management of the Fund section of the Funds’ prospectuses, the following paragraph is added after the second paragraph:

Zoey Zhu, CFA, is Co-Portfolio Manager of Janus Henderson Small Cap Growth Alpha ETF and Janus Henderson Small/Mid Cap Growth ETF, which she has co-managed since May 2024. She joined the Adviser in 2018. Ms. Zhu earned a Bachelor of Computer Sciences degree from National University of Singapore and a Master of Science Degree in Computational Finance from Carnegie Mellon University. Ms. Zhu holds the Chartered Financial Analyst designation.

Effective May 1, 2024, all references to Scott M. Weiner serving in the role of Co-Portfolio Manager of the Funds are deleted from the Funds’ prospectuses.

Please retain this Supplement with your records.

125-31-70630 02-24

Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Janus Henderson Small/Mid Cap Growth Alpha ETF

Supplement dated February 13, 2024

to Currently Effective Statement of Additional Information

Effective May 1, 2024, Zoey Zhu will join Benjamin Wang as a Co-Portfolio Manager of Janus Henderson Small Cap Growth Alpha ETF and Janus Henderson Small/Mid Cap Growth ETF (each a “Fund”, together the “Funds”).

Accordingly, effective May 1, 2024, the statement of additional information (the “SAI”) for the Funds is amended as follows:

1.	Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the table under the heading “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Zoey Zhu(1)**	Number of Other Accounts Managed Assets in Other Accounts Managed	3 787.05M	None None	None None
(1)	Effective May 1, 2024, Zoey Zhu was appointed Co-Portfolio Manager of Janus Henderson Small Cap Growth Alpha ETF and Janus Henderson Small/Mid Cap Growth Alpha ETF. This information does not reflect other accounts that Ms. Zhu was appointed to manage concurrent with her appointment as Co-Portfolio Manager of the Funds.
**	As of December 31, 2023.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Funds’ SAI, the following information is added in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed
Zoey Zhu(1)**	Janus Henderson Small Cap Growth Alpha ETF Janus Henderson Small/Mid Cap Growth Alpha ETF	None None
(1)	Effective May 1, 2024, Zoey Zhu was appointed Co-Portfolio Manager of Janus Henderson Small Cap Growth Alpha ETF and Janus Henderson Small/Mid Cap Growth Alpha ETF.
**	As of December 31, 2023.

Effective May 1, 2024, all references to Scott M. Weiner serving in the role of Co-Portfolio Manager of the Funds are deleted from the Funds’ SAI.

Please retain this Supplement with your records.

125-31-70631 02-24